Investment Securities - Investment Securities Available-for-Sale (Parenthetical) (Detail)	Dec. 31, 2017 CreditScore
Investments, Debt and Equity Securities [Abstract]
Minimum weighted-average credit score of prime securities	725
Maximum loan-to-value of prime securities	80.00%